Property and Equipment - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Land
Property, Plant and Equipment, Gross [Abstract]
Number of land parcel held for sale | Land							2
Gain on sale of land parcels							$ 6
Other gain (loss), net	$ 0	$ 0	$ 0	$ (1)	$ (1)	$ 0	5
Depreciation expense					$ 12	$ 10	$ 8